NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

		As of
Loan	Date of Note	March 31, 2026	December 31, 2025

First stripe loan	October 7, 2025	-	-
Second stripe loan	December 11, 2025	-	140,219
Third stripe loan	February 6, 2026	26,678	-
Fourth stripe loan	March 11, 2026	251,783	-
Total principal balance		278,461	140,219
Unamortized debt discount		(25,725)	(12,282)
Total principal balance, net		252,736	127,937